Note 10 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Dec. 02, 2024 shares	Nov. 30, 2024 CAD ($) $ / shares shares		Nov. 30, 2023 CAD ($) $ / shares shares		Dec. 20, 2024 USD ($)	Nov. 24, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 10, 2021 USD ($)
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through exercise of options (in shares) | shares		271,189		2,371,493
Weighted average share price (in CAD per share) | $ / shares		$ 1.2		$ 1.22
Number of share options exercised in share-based payment arrangement		2,029,500	[1]	2,377,000	[2]
Increase (decrease) in number of shares outstanding through exercise of options on net exercise basis (in shares) | shares		237,189		1,993
Number of share options exercised on net exercise basis in share-based payment arrangement (in shares) | shares		1,995,500		7,500
Share options 1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants		$ 1,506		$ 2,403
Restricted shares [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants		$ 523		$ 381
Major ordinary share transactions [member] | Restricted shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through restriced share rights vested (in shares) | shares	74,375
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount							$ 50		$ 50
Maximum aggregate gross sales proceeds of shares							$ 50	$ 50
Issue of equity, number of shares (in shares) | shares		10,873,320		16,950,153
Proceeds from issuing shares		$ 13,114		$ 22,769
ATM program [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Maximum aggregate gross sales proceeds of shares						$ 50

[1]	During the year ended November 30, 2024, the Company issued 271,189 common shares at weighted average trading prices of $1.20. The common shares were issued pursuant to the exercise of 2,029,500 share options, of which 237,189 common shares were issued pursuant to the exercise of 1,995,500 share options on a net exercise basis.
[2]	During the year ended November 30, 2023, the Company issued 2,371,493 common shares at weighted average trading prices of $1.22. The common shares were issued pursuant to the exercise of 2,377,000 share options, of which 1,993 common shares were issued pursuant to the exercise of 7,500 share options on a net exercise basis.